COMMITMENTS - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 46,729	¥ 60,159	¥ 5,793
Within one year
Disclosure of commitments [Line Items]
Operating lease commitments	13,404	13,431	¥ 5,793
After one year and within five years
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 33,325	¥ 46,728